Document and Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2015	Feb. 28, 2015	Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Zoom Telephonics, Inc.
Entity Central Index Key	0001467761
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 948,994
Entity Common Stock, Shares Outstanding	13,271,303	7,982,704
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2015